Prospectus Supplement                                    77836 11/01
dated November 19, 2001 to:

Putnam Global Growth and Income Fund (the "fund")

Prospectus dated January 30, 2001

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                       Since  Experience
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Deborah F. Kuenstner          1997   1997 - Present        Putnam Management
Managing Director                    Prior to March 1997   Dupont Pension Fund
                                                           Investment
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Colin Moore                   2000   2000 - Present        Putnam Management
Senior Vice President                Prior to May 2000     Rockefeller & Co.,
                                                           Inc.
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Hugh H. Mullin                1995   1986 - Present        Putnam Management
Senior Vice President
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Pamela Holding                2001   1995 - Present        Putnam Management
Managing Director
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